UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao     Woodland Hills, CA     February 03, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $300,316 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10433                      Akanthos Arbitrage Master Fund, L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMYLIN PHARMACEUTICALS INC     NOTE  2.500% 4/1 032346AD0    19004 15000000 PRN      DEFINED 01           15000000        0        0
CELL GENESYS INC               NOTE  3.125%11/0 150921AB0     4154  5000000 PRN      DEFINED 01            5000000        0        0
CHARTER COMMUNICATIONS INC D   NOTE  5.875%11/1 16117MAE7     7326  9900000 PRN      DEFINED 01            9900000        0        0
CIBER INC                      SDCV  2.875%12/1 17163BAB8     8527 10000000 PRN      DEFINED 01           10000000        0        0
COMCAST CORP NEW               CL A SPL         20030N200     7733   301000 SH       DEFINED 01             301000        0        0
DIRECTV GROUP INC              COM              25459L106     2341   165800 SH       DEFINED 01             165800        0        0
ECHOSTAR COMMUNICATIONS NEW    NOTE  5.750% 5/1 278762AG4    13728 14000000 PRN      DEFINED 01           14000000        0        0
EMCORE CORP                    NOTE  5.000% 5/1 290846AC8    14578 14000000 PRN      DEFINED 01           14000000        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733    31059  2100000 PRN      DEFINED 01            2100000        0        0
INCYTE CORP                    NOTE  3.500% 2/1 45337CAE2     9734 12500000 PRN      DEFINED 01           12500000        0        0
IVAX CORP                      NOTE  4.500% 5/1 465823AG7     5075  5000000 PRN      DEFINED 01            5000000        0        0
LIBERTY MEDIA CORP             DEB   4.000%11/1 530715AG6    19175 32500000 PRN      DEFINED 01           32500000        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105       10   400000 SH  CALL DEFINED 01             400000        0        0
LUCENT TECHNOLOGIES INC        DBCV  2.750% 6/1 549463AH0    45206 44000000 PRN      DEFINED 01           44000000        0        0
MAXTOR CORP                    NOTE  6.800% 4/3 577729AC0     6180  6000000 PRN      DEFINED 01            6000000        0        0
MERCK & CO INC                 COM              589331107      248   150000 SH  CALL DEFINED 01             150000        0        0
NAVISTAR FINL CORP             NOTE  4.750% 4/0 638902AM8    20138 22500000 PRN      DEFINED 01           22500000        0        0
RADIO ONE INC                  CL D NON VTG     75040P405     2754   266087 SH       DEFINED 01             266087        0        0
SIMON PPTY GROUP INC NEW       PFD CONV I 6%    828806802    51300   800000 SH       DEFINED 01             800000        0        0
TIME WARNER INC                COM              887317105       36    90000 SH  CALL DEFINED 01              90000        0        0
VERTEX PHARMACEUTICALS INC     NOTE  5.000% 9/1 92532FAD2    12420 12482000 PRN      DEFINED 01           12482000        0        0
WEBMD CORP                     NOTE  1.750% 6/1 94769MAE5    19590    24000 PRN      DEFINED 01              24000        0        0